Intangible assets other than goodwill (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 146,354
Ending balance	127,906	€ 146,354
Acquisition value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	176,740	79,868
Impact of acquisitions of businesses		124,570
Additions	567	9,549
Sales and disposals	(1,878)	(37,211)
Translation differences	(139)	(36)
Ending balance	175,290	176,740
Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance	30,387	19,765
Amortization	18,892	12,171
Impairment		35,666
Sales and disposals	(1,875)	(37,211)
Translation differences	(20)	(4)
Ending balance	47,384	30,387
Software and databases
Disclosure of detailed information about intangible assets [line items]
Beginning balance	12,167
Ending balance	8,440	12,167
Software and databases | Acquisition value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	27,377	24,554
Impact of acquisitions of businesses		2,610
Additions	567	1,126
Sales and disposals	(930)	(913)
Ending balance	27,014	27,377
Software and databases | Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance	15,210	11,977
Amortization	4,291	4,146
Sales and disposals	(927)	(913)
Ending balance	18,574	15,210
Licenses, rights, technology and in process R&D
Disclosure of detailed information about intangible assets [line items]
Beginning balance	40,362
Ending balance	38,817	40,362
Licenses, rights, technology and in process R&D | Acquisition value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	44,258	39,929
Impact of acquisitions of businesses		32,240
Additions		8,423
Sales and disposals	(948)	(36,298)
Translation differences	(139)	(36)
Ending balance	43,171	44,258
Licenses, rights, technology and in process R&D | Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,896	4,199
Amortization	1,426	333
Impairment		35,666
Sales and disposals	(948)	(36,298)
Translation differences	(20)	(4)
Ending balance	4,354	3,896
Intangible assets related discontinued project, Molecure
Disclosure of detailed information about intangible assets [line items]
Impairment		26,700
Intangible assets related discontinued project, others
Disclosure of detailed information about intangible assets [line items]
Impairment		8,900
Exclusive rights
Disclosure of detailed information about intangible assets [line items]
Beginning balance	83,566
Ending balance	71,929	83,566
Exclusive rights | Acquisition value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	89,720
Impact of acquisitions of businesses		89,720
Ending balance	89,720	89,720
Exclusive rights | Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,154
Amortization	11,637	6,154
Ending balance	17,791	6,154
Contract costs
Disclosure of detailed information about intangible assets [line items]
Beginning balance	10,258
Ending balance	8,720	10,258
Contract costs | Acquisition value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	15,384	15,384
Ending balance	15,384	15,384
Contract costs | Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,126	3,588
Amortization	1,538	1,538
Ending balance	€ 6,664	€ 5,126